SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: Accumulated Depreciation	$ (174,471)	$ (167,854)	$ (139,751)
Total Property and Equipment, net	81,244	87,861	110,943
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements	$ 41,805	$ 41,805	41,805
Estimated Useful Lives (Years)	5 years	5 years
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements	$ 123,911	$ 123,911	118,890
Laboratory Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	5 years	5 years
Laboratory Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	10 years	10 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements	$ 7,260	$ 7,260	7,260
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)		5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)		10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements	$ 82,739	$ 82,739	$ 82,739
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	2 years	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	5 years	5 years